Total
NightShares 500 1.5x at Night ETF
FUND SUMMARIES NightShares 500 1x/1.5x ETF

Important Information About the Fund

NightShares 500 1x/1.5x ETF (the “Fund”) seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of large cap U.S. companies for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similar funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (1.5x) investment results of such portfolio of large cap U.S. companies, including the impact of compounding on Fund performance. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.

Investment Objective

The Fund seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night.

The Fund does not seek to achieve its investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NightShares 500 1.5x at Night ETF NightShares 500 1.5x at Night ETF
Management Fee	0.75%	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	0.75%
[1]	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
NightShares 500 1.5x at Night ETF | NightShares 500 1.5x at Night ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests its net assets in equity securities included in a portfolio of 500 large cap U.S. companies weighted by market capitalization, exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap U.S. companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap U.S. companies. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results, money market instruments and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be those with a capitalization range of approximately $5 billion to $1 trillion.

The Fund will achieve its desired exposure in one of three ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, and using futures or total return swaps. In the case of owning individual securities or third-party ETFs, an actively managed strategy of trading futures will be used to achieve overnight returns. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The Fund has the flexibility to hold customized swap contracts with a single counterparty or multiple counterparties designed to achieve its investment objective.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective. The Fund may invest in or obtain exposure to only a representative sample of the securities in the market cap-weighted portfolio of 500 large cap U.S. companies or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of a multiple of the night returns of the portfolio of large cap U.S. companies. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the overnight returns of such portfolio of large cap U.S. companies, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured from the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of large cap U.S. companies for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

●	Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 1.5 times (1.5x) the night return of the portfolio of large cap U.S. companies for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Swap Risk. Swaps are subject to risks applicable to swaps generally, including the risk that a counterparty fails to meet its obligations and the risk that the Fund is not able to liquidate such swap in a timely manner or at all, which could result in losses to the Fund. A swap may fail to perform as intended and may not deliver its intended return fully or at all. A swap may also reduce the Fund’s gains due to unfavorable changes in interest rates and result in losses to the Fund. Counterparties to swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. The Fund expects to experience high portfolio turnover, which will result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk. An Exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of a Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Performance
Performance information will be available after the Fund completes a full calendar year of operations.
NightShares 100 1.5x at Night ETF
NightShares 100 1x/1.5x ETF

Important Information About the Fund

NightShares 100 1x/1.5x ETF (the “Fund”) seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of the 100 largest, by market capitalization domestic and international non-financial companies listed on Nasdaq during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on the Nasdaq for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similar funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (1.5x) investment results of such portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq, including the impact of compounding on Fund performance. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.

Investment Objective

The Fund seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq during the day and 150% (1.5x) of the portfolio performance at night.

The Fund does not seek to achieve its investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NightShares 100 1.5x at Night ETF NightShares 100 1.5x at Night ETF
Management Fee	0.75%	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	0.75%
[1]	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
NightShares 100 1.5x at Night ETF | NightShares 100 1.5x at Night ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests its net assets in equity securities included in a portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq (a portfolio heavily weighted in technology companies), exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap companies. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results, and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser, Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq.

The Fund will achieve its desired exposure in one of three ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, and using futures or total return swaps. In the case of owning individual securities or third-party ETFs, an actively managed strategy of trading futures will be used to achieve overnight returns. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The Fund has the flexibility to hold customized swap contracts with a single counterparty or multiple counterparties designed to achieve its investment objective.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective (based on market capitalization). The Fund may invest in or obtain exposure to only a representative sample of the securities in the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of a multiple of the night returns of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the overnight returns of such portfolio of the 100 largest domestic and international non-financial companies listed on Nasdaq, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured from the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of the 100 largest (based on market capitalization) domestic and international non-financial companies listed on Nasdaq for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

●	Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 1.5 times (1.5x) the night return of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Swap Risk. Swaps are subject to risks applicable to swaps generally, including the risk that a counterparty fails to meet its obligations and the risk that the Fund is not able to liquidate such swap in a timely manner or at all, which could result in losses to the Fund. A swap may fail to perform as intended and may not deliver its intended return fully or at all. A swap may also reduce the Fund’s gains due to unfavorable changes in interest rates and result in losses to the Fund. Counterparties to swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on an Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Foreign Company Risk. Investing in foreign issuers may involve risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. These risks are typically greater for investments in emerging markets.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

●	Depositary Receipt Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. The Fund expects to experience high portfolio turnover, which will result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Performance
Performance information will be available after the Fund completes a full calendar year of operations.
NightShares 500 Covered Call ETF
NightShares 500 Covered Call ETF
Investment Objective

The NightShares 500 Covered Call ETF (the “Fund”) seeks to provide investment returns, before fees and expenses, that correspond to the performance of a portfolio of 500 large cap U.S. companies and income from selling daily covered calls.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NightShares 500 Covered Call ETF NightShares 500 Covered Call ETF
Management Fee	0.75%	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	0.75%
[1]	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
NightShares 500 Covered Call ETF | NightShares 500 Covered Call ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests its net assets in equity securities included in a market cap-weighted portfolio of 500 large cap U.S. companies, exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap U.S. companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap U.S. companies. The financial instruments in which the Fund most commonly invests may include swap agreements and futures contracts, money market instruments and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser, Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be those with a capitalization range of approximately $5 billion to $1 trillion.

The Fund will achieve its desired exposure in one of four ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, selling options, and using futures or total return swaps. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

Intraday Covered Call Component

The intraday covered return is generated by remaining long in the portfolio of large cap U.S. companies and generating income by selling At-the-Money (“ATM”) or near ATM covered call options that expire daily. A covered call option is constructed by holding a long position in securities and then selling (writing) call options on up to 100% of the notional amount.

The Fund may hold customized swap contracts with a single counterparty or multiple counterparties designed to return the desired intraday covered return of the portfolio of 500 large cap U.S. companies.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s investment objective. The Fund may invest in or obtain exposure to only a representative sample of the securities in the market cap-weighted portfolio of 500 large cap U.S. companies or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of the portfolio of large cap U.S. companies. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide returns consistent with its investment objective, without regard to market conditions, trends or direction.

The Fund presents different risks than other types of funds. The Fund may not be suitable for all investors and should be used by knowledgeable investors who understand investing in covered call options.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. When the Fund sells (writes) a covered call option, the Fund assumes the risk of a decline in the market value of the security covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Swap Risk. Swaps are subject to risks applicable to swaps generally, including the risk that a counterparty fails to meet its obligations and the risk that the Fund is not able to liquidate such swap in a timely manner or at all, which could result in losses to the Fund. A swap may fail to perform as intended and may not deliver its intended return fully or at all. A swap may also reduce the Fund’s gains due to unfavorable changes in interest rates and result in losses to the Fund. Counterparties to swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on an Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. The Fund expects to experience high portfolio turnover, which may result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Performance
Performance information will be available after the Fund completes a full calendar year of operations.